Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

PYXIS TANKERS INC. (“Pyxis”) was formed as a corporation under the laws of the Republic of Marshall Islands on March 23, 2015, for the purpose of acquiring from entities under common control a 100% ownership interest in six vessel-owning companies, SECONDONE CORP. (“Secondone”), THIRDONE CORP. (“Thirdone”), FOURTHONE CORP. (“Fourthone”), SIXTHONE CORP. (“Sixthone”), SEVENTHONE CORP. (“Seventhone”) and EIGHTHONE CORP. (“Eighthone” and collectively with the other vessel-owning companies, the “Vessel-owning companies”). All of the Vessel-owning companies were established under the laws of the Republic of Marshall Islands and are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Secondone	05/23/2007	Northsea Alpha	8,615	2010	05/28/2010
Thirdone	05/23/2007	Northsea Beta	8,647	2010	05/25/2010
Fourthone	05/30/2007	Pyxis Malou	50,667	2009	02/16/2009
Sixthone	01/15/2010	Pyxis Delta	46,616	2006	03/04/2010
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Pyxis and its wholly-owned subsidiaries (collectively the “Company”) as discussed below, as of December 31, 2015 and 2016 and for the years ended December 31, 2014, 2015 and 2016.

All of the Company’s vessels are double-hulled and are engaged in the transportation of refined petroleum products and other liquid bulk items, such as, organic chemicals and vegetable oils. The vessels Northsea Alpha and Northsea Beta are smaller tanker sister ships and Pyxis Malou, Pyxis Delta, Pyxis Theta and Pyxis Epsilon, are medium-range tankers.

Prior to the consummation of the transactions discussed below, Mr. Valentios (“Eddie”) Valentis was the sole ultimate stockholder of Pyxis and the Vessel-owning companies, holding all of their issued and outstanding share capital through MARITIME INVESTORS CORP. (“Maritime Investors”). Maritime Investors owned directly 100% of Pyxis, Secondone and Thirdone, and owned indirectly (through the intermediate holding company PYXIS HOLDINGS INC. (“Holdings”)) 100% of Fourthone, Sixthone, Seventhone and Eighthone.

On March 25, 2015, Pyxis caused MARITIME TECHNOLOGIES CORP., a Delaware corporation (“Merger Sub”), to be formed as its wholly-owned subsidiary and to be a party to the agreement and plan of merger discussed below.

On April 23, 2015, Pyxis and Merger Sub entered into an agreement and plan of merger (the “Agreement and Plan of Merger”) (further amended on September 22, 2015) with among others, LOOKSMART LTD. (“LS”), a digital advertising solutions company listed on NASDAQ. Merger Sub served as the entity into which LS was merged in accordance with the Agreement and Plan of Merger (the “Merger”). Upon execution of the Agreement and Plan of Merger, Pyxis paid LS a cash consideration of $600.

Prior to the Merger, on October 26, 2015, Holdings and Maritime Investors transferred all of their shares in the Vessel-owning companies to Pyxis as a contribution in kind, at no consideration. Since there was no change in ultimate ownership or control of the business of the Vessel-owning companies, the transaction constituted a reorganization of companies under common control, and has been accounted for in a manner similar to a pooling of interests. Accordingly, upon the transfer of the assets and liabilities of the Vessel-owning companies, the financial statements of the Company are presented using combined historical carrying amounts of the assets and liabilities of the Vessel-owning companies and present the consolidated financial position and results of operations, as if Pyxis and its wholly-owned companies were consolidated for all periods presented.

1.	Basis of Presentation and General Information – Continued:

On October 28, 2015, in accordance with the terms of the Agreement and Plan of Merger, LS, after having divested full of its business and all of its assets and liabilities, merged with and into the Merger Sub, with Merger Sub surviving the Merger and continuing to be a wholly-owned subsidiary of Pyxis.

On October 28, 2015, the Merger was consummated and the Company’s shares commenced their listing on the NASDAQ Capital Markets thereafter.

Pyxis was both the legal and accounting acquirer of LS. The acquisition by Pyxis of LS was not an acquisition of an operating company as the business, assets and liabilities of LS were spun off prior to the Merger. As such, for accounting purposes, the Merger between Merger Sub and LS was accounted for as a capital transaction rather than as a business combination.

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentis, provides certain ship management services to the Vessel-owning companies (Note 3).

With effect from the delivery of each vessel, the crewing and technical management of the vessels were contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each agreement with ITM will continue indefinitely until terminated by either party with three months’ prior notice.

In September 2010, Secondone and Thirdone entered into commercial management agreements with NORTH SEA TANKERS BV (“NST”), an unrelated company established in the Netherlands. Pursuant to these agreements, NST provided chartering services to Northsea Alpha and Northsea Beta. On March 16, 2016 and on June 28, 2016, the Company sent notices of termination of the commercial management agreement with Thirdone and Secondone, respectively. In June and November 2016, Maritime assumed full commercial management of the Northsea Beta and the Northsea Alpha, respectively.

As of December 31, 2016, Mr. Valentis beneficially owned approximately 93% of the Company’s common stock.